Earnings Per Share (Narrative) (Details) - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings Per Share [Abstract]
Weighted average number of shares used in computing diluted net income (loss) per share	2,231,062	2,047,497